Fair values of financial instruments - Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020
West Taurus
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loan, fair value	$ 250
Discount rate | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital		0.37
Discount rate | Discounted cash flow | West Linus
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital	0.10
Discount rate | Senior credit facilities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent	0.118
Discount rate | Senior credit facilities | Discounted cash flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent	0.10
Discount rate | Senior credit facilities | Discounted cash flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent	0.170